Financial Risk Management and Fair Values of Financial Instruments - Summary of Loss Rate Methodology (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.03%	0.045%
Total carrying amount	$ 397,866	$ 384,057
Loss allowance	$ (119)	$ (174)
Accounts receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.03%	0.045%
Total carrying amount	$ 5,011,644	$ 5,328,835
Loss allowance	$ (1,490)	$ (2,454)
Other receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.03%	0.045%
Total carrying amount	$ 77,632	$ 44,589
Loss allowance	$ (12)	$ (13)